Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number of employees [line items]
Number of employees	23,757	26,543	28,318
Americas [member]
Disclosure of number of employees [line items]
Number of employees	8,570	8,824	10,951
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,582	3,548	3,089
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,261	3,135	3,435
Southern & Eastern Europe [member]
Disclosure of number of employees [line items]
Number of employees	2,853	2,837	2,947
Asia [member]
Disclosure of number of employees [line items]
Number of employees	4,540	6,344	6,025
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	5,162	6,854	6,497
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees	651	559	549
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	62	58
Joint ventures and associates [member] | Southern & Eastern Europe [member]
Disclosure of number of employees [line items]
Number of employees	104	86	83
Joint ventures and associates [member] | Asia [member]
Disclosure of number of employees [line items]
Number of employees	4,172	5,983	5,702
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,535	1,464	1,500
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	173	168	163
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	416	390	371